Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.89%
Australia–2.79%
CSL Ltd.	571	$102,936
James Hardie Industries PLC, CDI(a)	3,536	103,412
		206,348
Canada–4.41%
Alimentation Couche-Tard, Inc.	2,944	149,047
Dollarama, Inc.	2,689	177,126
		326,173
China–0.34%
Alibaba Group Holding Ltd.(a)	2,000	25,475
Denmark–4.01%
Novo Nordisk A/S, Class B	1,841	296,938
Finland–0.92%
Enento Group OYJ (Acquired 02/15/2019-08/15/2019; Cost $81,060)(b)(c)	2,794	67,736
France–16.79%
Airbus SE	750	110,494
Capgemini SE	297	53,917
Dassault Systemes SE	1,333	57,055
Edenred	1,875	121,729
EssilorLuxottica S.A.	409	82,248
Hermes International	100	221,277
Kering S.A.	51	29,314
L’Oreal S.A.	266	123,620
LVMH Moet Hennessy Louis Vuitton SE	295	275,405
Sartorius Stedim Biotech	335	104,684
Schneider Electric SE	349	62,247
		1,241,990
Germany–6.22%
AIXTRON SE	3,259	129,427
CTS Eventim AG & Co. KGaA	1,656	112,966
HelloFresh SE(a)	1,428	40,674
SAP SE	270	36,928
Siemens AG	415	70,714
Siemens Healthineers AG(b)	1,194	69,377
		460,086
India–4.28%
Dr Lal PathLabs Ltd.(b)	2,268	64,158
Jio Financial Services Ltd.(a)	7,654	24,368
Reliance Industries Ltd.	7,368	228,189
		316,715
Ireland–2.65%
Flutter Entertainment PLC(a)	983	195,832
Italy–2.33%
Davide Campari-Milano N.V.	12,807	172,390
Japan–7.56%
Benefit One, Inc.	2,000	20,690
Shares		Value
Japan–(continued)
Daikin Industries Ltd.	700	$141,452
Hitachi Ltd.	1,200	78,540
Hoya Corp.	700	81,184
Keyence Corp.	300	134,676
Kobe Bussan Co. Ltd.	2,700	71,938
Nihon M&A Center Holdings, Inc.	5,400	30,933
		559,413
Netherlands–6.49%
Aalberts N.V.	1,385	62,566
Adyen N.V.(a)(b)	47	87,303
ASM International N.V.	135	64,106
ASML Holding N.V.	286	204,744
Universal Music Group N.V.	2,370	61,264
		479,983
New Zealand–0.64%
Xero Ltd.(a)	578	47,554
Spain–2.21%
Amadeus IT Group S.A.	2,282	163,788
Sweden–4.74%
Atlas Copco AB, Class A	10,179	144,953
Epiroc AB, Class A	10,336	205,418
		350,371
Switzerland–4.40%
Barry Callebaut AG	17	31,867
Lonza Group AG	99	57,460
Sika AG	511	158,927
VAT Group AG(b)	181	76,956
		325,210
Taiwan–0.97%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	72,036
United Kingdom–21.95%
Abcam PLC, ADR(a)	1,636	38,348
Ashtead Group PLC	1,088	80,410
Auto Trader Group PLC(b)	11,557	95,868
Britvic PLC	6,801	75,391
Compass Group PLC	7,961	207,065
ConvaTec Group PLC(b)	20,225	54,118
Entain PLC	2,539	45,226
JD Sports Fashion PLC	65,642	133,004
Legal & General Group PLC	21,070	63,085
London Stock Exchange Group PLC	1,848	200,512
Next PLC	1,707	154,489
Ocado Group PLC(a)	3,292	39,590
Rentokil Initial PLC	20,917	170,728
Rightmove PLC	12,101	88,670
RS GROUP PLC	6,201	62,384
Trainline PLC(a)(b)	33,955	114,761
		1,623,649

See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Shares		Value
United States–7.19%
EPAM Systems, Inc.(a)	479	$113,432
Experian PLC	1,594	61,525
Ferguson PLC	873	140,137
Medtronic PLC	542	47,566
ResMed, Inc.	762	169,431
		532,091
Total Common Stocks & Other Equity Interests (Cost $6,535,135)		7,463,778
Shares		Value
Money Market Funds–0.00%
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e) (Cost $268)	268	$268
TOTAL INVESTMENTS IN SECURITIES—100.89% (Cost $6,535,403)		7,464,046
OTHER ASSETS LESS LIABILITIES–(0.89)%		(66,136)
NET ASSETS–100.00%		$7,397,910
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $630,277, which represented 8.52% of the Fund’s Net Assets.
(c)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$699,519	$18,458,209	$(19,157,728)	$-	$-	$-	$22,116
Invesco Liquid Assets Portfolio, Institutional Class	500,008	13,184,435	(13,684,712)	(56)	593	268	14,775
Invesco Treasury Portfolio	799,451	21,095,096	(21,894,547)	-	-	-	22,570
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	803,707	2,415,402	(3,219,109)	-	-	-	3,007*
Invesco Private Prime Fund	2,066,141	3,677,597	(5,744,201)	(12)	475	-	9,077*
Total	$4,868,826	$58,830,739	$(63,700,297)	$(68)	$1,068	$268	$71,545

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$206,348	$—	$206,348
Canada	326,173	—	—	326,173
China	—	25,475	—	25,475
Denmark	—	296,938	—	296,938
Finland	—	67,736	—	67,736
France	—	1,241,990	—	1,241,990
Germany	—	460,086	—	460,086
India	—	316,715	—	316,715
Ireland	—	195,832	—	195,832
Italy	—	172,390	—	172,390
Japan	—	559,413	—	559,413
Netherlands	—	479,983	—	479,983
New Zealand	—	47,554	—	47,554
Spain	—	163,788	—	163,788
Sweden	—	350,371	—	350,371
Switzerland	—	325,210	—	325,210
Taiwan	—	72,036	—	72,036
United Kingdom	38,348	1,585,301	—	1,623,649
United States	330,429	201,662	—	532,091
Money Market Funds	268	—	—	268
Total Investments	$695,218	$6,768,828	$—	$7,464,046
Invesco International Select Equity Fund